Investments and interests in other entities	12 Months Ended
Dec. 31, 2022
Investments and interests in other entities
Investments and interests in other entities

11    Investments and interests in other entities

(a)   Investments

Bewater Ventures I GA Fundo de Investimento em Participações Multiestratégia (“Bewater”)

On July 24, 2020, the Company, through its subsidiary Companhia Brasileira de Educação e Sistemas de Ensino S.A. (“CBE”) acquired 9,670 Class B quotas of Bewater Ventures I GA Fundo de Investimento em Participações Multiestratégia, a fund managed by Paraty Capital. The Company paid R$ 9,670, corresponding to a total interest of 14.5% in Bewater. On February 2, 2021, Bewater carried out a new round of capital injection, in which the Company acquired an additional 27 class B quotas, resulting in an 11.1% interest in the fund. On August 12, 2021, Bewater had a new round of investments, in which the Company acquired an additional 16 class B quotas, resulting in an 11.0% interest in the fund. On February 17, 2022, and on August 5, 2022, Bewater carried out new investment rounds, in which the Company acquired an additional 19 and 12 class B quotas, respectively. As of December 31, 2022, the Company holds a 10.9% interest in the fund.

The fund made a Iinority investment in Group A, a company that provides educational solutions for higher education. The investment in Bewater is measured at fair value through profit and loss and recorded at finance result.

INCO Limited (“INCO”)

On January 25, 2021, the Company entered into a Share Purchase Agreement with INCO Limited, or INCO, the controlling entity of OISA, a company that provides financial and administrative services to private schools, according to which 8,571,427 series B ordinary shares were acquired, equivalent to 30% of the total stock capital of INCO, for a total amount of R$25,000. On April 27, 2021, Arco invested an addition R$ 33,195, and an additional R$ 52,035 on September 27, 2021, resulting in a 26.09% interest. The Company recorded R$17,712 (2021: R$14,022) as gain on changes of interest of investment for the year ended on December 31, 2022.

As of December 31, 2022, the Company holds a 24.93% interest due to the dilution of its interest resulting from another round of investments that the investors made without capital injection from Arco, with the average price per share higher than the average price of Arco’s participation on the equity’s shares.This operation resulted on a gain of R$ 17,712, and this amount is recognized in other income (expenses)in statement of income or loss.

Tera Treinamentos Profissiona is Ltda. (“Tera”)

On April 9, 2021, the Company entered into a Share Purchase Agreement with Tera Treinamentos Profissionais Ltda, a company that provides professional courses focused on the development of digital skills,according to which 8,234 shares were acquired, equivalent to 23.43% of the total stock capital of Tera, for a total amount of R$15,000. Based on the signed agreement, the Company does not have control of Tera but exercises significant influence over the entity.

(i)   Investments and interests in other entities

Reconciliation of carrying amount:

	2022				2021
	INCO	TERA	Bewater	Total	Total
At beginning of the year	102,421	14,649	9,803	126,873	9,654
Capital contributions	—	—	32	32	125,273
Fair value on investment	—	—	1,379	1,379	106
Gain resulting from changes in ownership	17,712	—	—	17,712	14,022
Share of loss of equity-accounted investees	(32,438)	(1,927)	—	(34,365)	(22,182)
At end of the year	87,695	12,722	11,214	111,631	126,873
Percentage of ownership	24.93%	23.43%	10.88%

(ii)   Summary financial information for subsidiaries, joint ventures and affiliates

	Inco	Tera
December 31, 2022
Current assets	317,240	6,629
Non-current assets	192,040	2,430
Current liabilities	65,917	4,261
Non-current liabilities	48,323	2,342
Equity	395,040	2,456
Revenue	163,520	19,359
Costs and expenses	(288,760)	(27,858)
Loss for the year	(125,240)	(8,499)
December 31, 2021
Current assets	379,880	11,191
Non-current assets	125,643	1,837
Current liabilities	84,686	1,893
Non-current liabilities	5,872	50
Equity	414,966	11,085
Revenue	47,470	14,944
Costs and expenses	(119,162)	(15,283)
Loss for the year	(71,692)	(340)